EMPLOYEE BENEFIT PLANS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Postemployment Benefits [Abstract]
Schedule of changes in benefit obligations, fair value of plan assets, and funded status of plan

The changes in the benefit obligation, the changes in fair value of plan assets, and the funded status of the Company’s Pension and Post-Retirement Medical Plans as of and for the years ended December 31, 2019 and 2018 were as follows:

	Pension Plans		Post-Retirement Medical Plan
(in millions)	2019	2018	2019	2018
Change in benefit obligation:
Benefit obligation at beginning of year	$218.4	$185.2	$19.3	$21.6
Service cost	43.6	47.4	1.0	1.1
Interest cost	8.3	5.8	0.7	0.7
Benefit payments	(9.0)	(7.2)	(1.3)	(0.7)
Actuarial loss (gain)	9.9	(12.8)	(2.2)	(3.4)

Projected benefit obligation at end of year	$271.2	$218.4	$17.5	$19.3

Change in plan assets:
Fair value of plan assets at beginning of year	$143.4	$121.7	$—	$—
Actual return on plan assets	29.0	(6.2)	—	—
Benefits paid	(9.0)	(7.2)	(1.3)	(0.7)
Employer contributions	34.0	35.1	1.3	0.7

Fair value of plan assets at end of year	$197.4	$143.4	$—	$—

Reconciliation of funded status:
Fair value of plan assets at end of year	$197.4	$143.4	$—	$—
Less benefit obligations at end of year	271.2	218.4	17.5	19.3

Funded status at end of year	$(73.8)	$(75.0)	$(17.5)	$(19.3)

Schedule of expected benefit payments

Benefit payments, which reflect expected future services, that the Company expects to pay are as follows for the years ended December 31:

(in millions)	Pension Benefits	Post-Retirement Medical Plan
2020	$14.7	$1.4
2021	17.3	1.5
2022	21.0	1.5
2023	19.3	1.5
2024	21.8	1.4
Years 2025-2029	143.8	7.3

Schedule of net periodic benefit cost

The components of net periodic benefit cost related to the Company’s defined benefit plans consisted of the following:

(in millions)	Three Months Ended June 30,		Six Months Ended June 30,
Pension Benefits	2020	2019	2020	2019
Components of net periodic benefit cost:
Service cost	$15.1	$10.9	$28.9	$21.8
Interest cost	1.7	2.1	3.5	4.2
Expected return on plan assets	(3.1)	(2.4)	(6.2)	(4.8)
Amortization of prior service cost and actuarial loss	—	—	0.1	0.1

Net periodic benefit cost	$13.7	$10.6	$26.3	$21.3

(in millions)	Three Months Ended June 30,		Six Months Ended June 30,
Post-Retirement Medical Plan	2020	2019	2020	2019
Components of net periodic benefit cost:
Service cost	$0.2	$0.3	$0.5	$0.5
Interest cost	0.1	0.1	0.2	0.3
Amortization of prior service cost and actuarial loss	0.2	0.2	0.3	0.3

Net periodic benefit cost	$0.5	$0.6	$1.0	$1.1

The components of net periodic benefit cost were as follows for the years ended December 31, 2019, 2018 and 2017:

	Pension Benefits			Post-Retirement Medical Plan
(in millions)	2019	2018	2017	2019	2018	2017
Components of net periodic benefit cost:
Service cost	$43.6	$47.4	$40.6	$1.0	$1.1	$1.2
Interest cost	8.3	5.8	4.3	0.7	0.7	0.8
Expected return on plan assets	(9.6)	(8.5)	(5.8)	—	—	—
Settlement loss recognized	—	—	1.0	—	—	—
Amortization of prior service cost and actuarial loss	0.3	0.2	0.5	0.5	0.7	0.6

Net periodic benefit cost	$42.6	$44.9	$40.6	$2.2	$2.5	$2.6

Schedule of pre-tax amounts recognized in other comprehensive income (loss)

The pre-tax amounts recognized in other comprehensive income (loss) for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Pension Benefits			Post-Retirement Medical Plan
(in millions)	2019	2018	2017	2019	2018	2017
Prior service costs	$—	$—	$0.5	$—	$—	$—
Net actuarial (gain) loss	(10.7)	1.9	5.0	(2.3)	(3.4)	(2.5)
Amortization of losses and prior service cost	(0.3)	(0.8)	(1.4)	(0.5)	(0.7)	(0.6)

Total changes in other comprehensive (income) loss	$(11.0)	$1.1	$4.1	$(2.8)	$(4.1)	$(3.1)

Schedule of pre-tax amounts in accumulated other comprehensive loss not yet recognized as components of net periodic costs

The pre-tax amounts in accumulated other comprehensive income (loss) as of December 31, 2019 and 2018 that have not yet been recognized as components of net periodic costs were as follows:

	Pension Benefits		Post-Retirement Medical Plan
(in millions)	2019	2018	2019	2018
Prior service costs	$(0.7)	$(0.8)	$(4.0)	$(4.7)
Net actuarial (loss) gain	(14.5)	(24.1)	6.1	4.0

Total	$(15.2)	$(24.9)	$2.1	$(0.7)

Schedule of pre-tax amounts in accumulated other comprehensive loss to be recognized over next fiscal year

The following pre-tax amounts included in accumulated other comprehensive income (loss) as of December 31, 2019 are expected to be recognized as components of net periodic benefit cost during the year ended December 31, 2020:

(in millions)	Pension Benefits	Post-Retirement Medical Plan
Amortization of prior service costs	$—	$(0.7)
Amortization of net actuarial (loss) gain	(0.2)	0.3

Total	$(0.2)	$(0.4)

Schedule of assumptions used

The weighted average assumptions used to determine the benefit obligations as of December 31, 2019 and 2018 were as follows:

	Qualified Plan		Supplemental Plan		Post-Retirement Medical Plan
	2019	2018	2019	2018	2019	2018
Discount rate - benefit obligations	3.21%	4.22%	3.09%	4.17%	2.88%	3.99%
Rate of compensation increase	4.28%	4.55%	4.50%	5.00%	—	—

The weighted average assumptions used to determine the net periodic benefit costs for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Qualified Plan			Supplemental Plan			Post-Retirement Medical Plan
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Discount rates:
Effective rate for service cost	4.24%	3.62%	4.15%	4.19%	3.58%	4.17%	4.21%	3.59%	4.10%
Effective rate for interest cost	3.92%	3.21%	3.38%	3.83%	3.15%	3.20%	3.69%	2.97%	3.11%
Effective rate for interest on service cost	4.00%	3.32%	3.59%	3.90%	3.24%	3.63%	4.09%	3.46%	3.84%
Expected long-term rate of return on plan assets	6.00%	6.25%	6.50%	N/A	N/A	N/A	N/A	N/A	N/A
Rate of compensation increase	4.55%	4.53%	4.81%	5.00%	5.00%	5.50%	N/A	N/A	N/A

Schedule of assumed health care cost trend rates

The assumed health care cost trend rates as of December 31, 2019 and 2018 were as follows:

	Post-Retirement Medical Plan
	2019	2018
Health care cost trend rate assumed for next year	5.7%	5.8%
Rate to which the cost trend rate was assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2038	2038

Schedule of effect of one-percentage-point change in assumed health care cost trend rates

Assumed health care cost trend rates have a significant effect on the amounts reported for retiree health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effects on the medical post-retirement benefits:

(in millions)	1% Increase	1% Decrease
Effect on total service and interest cost components	$—	$—
Effect on accumulated post-retirement benefit obligation	0.2	(0.2)

Schedule of fair value of assets of the Company's Qualified Plan

The table below presents the fair values of the assets of the Company’s Qualified Plan as of December 31, 2019 and 2018 by level of fair value hierarchy. Assets categorized in Level 2 of the hierarchy consist of collective trusts and are measured at fair value based on the closing net asset value (“NAV”) as determined by the fund manager and reported daily. As noted above, the Company’s post-retirement medical plan is funded on a pay-as-you-go basis and has no assets.

	Fair Value Measurements Using NAV as Practical Expedient (Level 2)
	December 31,
(in millions)	2019	2018
Equities:
Domestic equities	$47.8	$34.8
Developed international equities	29.5	19.2
Global low volatility equities	16.9	11.4
Emerging market equities	14.9	10.3
Fixed-income	74.9	59.7
Real Estate	8.3	7.9
Cash and cash equivalents	5.1	0.1

Total	$197.4	$143.4